Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2021
Investments in Associates and Joint Ventures
Investments in Associates and Joint Ventures
10.	Investments in Associates and Joint Ventures

At December 31, 2021 and 2020, the Group had the following investments in associates and joint ventures accounted for by the equity method:

	Ownership
	as of
	December 31,
	2021	2021		2020
Associates:
UH II and subsidiaries (1)	35.5%	Ps.	25,721,539	Ps.	21,424,180
OCEN and subsidiaries (2)			—		556,251
Other			164,903		113,905
Joint ventures:
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries (“GTAC”) (3)	33.3%		614,147		514,731
Periódico Digital Sendero, S.A.P.I. de C.V. and subsidiary (collectively, “PDS”) (4)	50.0%		203,646		204,464
		Ps.	26,704,235	Ps.	22,813,531

(1)	The Group accounts for its investment in common stock of UH II (UHI through May 18, 2021, as described below), the parent company of Univision, under the equity method due to the Group’s ability to exercise significant influence, as defined under IFRS Standards, over UH II’s operations. The Group has the ability to exercise significant influence over the operating and financial policies of UH II because (i) it owns 5,701,335 Class “A” shares of common stock of UH II, representing 35.5% and 35.9% of the outstanding shares of UH II and UHI on a fully-diluted basis, respectively, as of December 31, 2021 and 2020, respectively, and 40.1% and 40.6% of the voting shares of UH II and UHI, respectively, as of December 31, 2021 and 2020, respectively; and (ii) it has designated three members of the Board of Directors of TelevisaUnivision (formerly, UH II), one of which serves as the Chairman. The Chairman does not presently have tie-breaking vote or other similar power in connection with any decisions of the Board. The governing documents of TelevisaUnivision provide for a 13-member Board of Directors; however, the Board of Directors currently consists of 11 members, and the Group has the right to appoint two additional members. Through December 29, 2020, the date on which the Group exercised all of its outstanding warrants for common shares of UHI, the Group had the ability to exercise significant influence over the operating and financial policies of UHI because (i) it owned 1,110,382 Class “C” shares of common stock of UHI, representing 10% of the outstanding total shares of UHI and 14% of the voting shares of UHI, and 4,590,953 warrants issued by UHI, which upon their exercise, and together with the former investment in shares of UHI, represented approximately 36% on a fully-diluted, as-converted basis of the equity in UHI; and (ii) it had three officers and one director of the Company designated as members of the Board of Directors of UHI, which was composed of 19 directors of 22 available Board seats. Until January 31, 2022, the Group was also a party to a Program Licensing Agreement (“PLA”), as amended, with Univision, pursuant to which Univision had the right to broadcast certain Televisa content in the United States, and to another program license agreement pursuant to which the Group had the right to broadcast certain Univision content in Mexico, in each case through 7.5 years after the Group had voluntarily sold two-thirds of its initial investment in UHI. On February 25, 2020, UHI, Searchlight Capital Partners, LP (“Searchlight”), a global private investment firm, and ForgeLight LLC (“ForgeLight”), an operating and investment company focused on the media and consumer technology sectors, announced a definitive agreement in which Searchlight and ForgeLight would acquire a majority ownership interest in UHI from all stockholders of UHI other than the Group. Terms of the transaction were not publicly disclosed. The Group elected to retain its approximately 36% stake in UHI’s equity upon exercise of its warrants for shares of UHI common stock. Under the terms of the acquisition, Searchlight and ForgeLight would purchase the remaining 64% ownership interest from the other stockholders of UHI. The transaction closed on December 29, 2020. In conjunction with this transaction and a related decline in the estimated fair value of the Group’s investment in warrants issued by UHI, the Company’s management recognized an impairment loss in the amount of U.S.$228.6 million (Ps.5,455,356) that decreased the carrying amount of the Group’s investment in shares of UHI in the first quarter of 2020. This impairment adjustment was accounted for in share of income or loss of associates and joint ventures in the Group’s consolidated statement of income for the year ended December 31, 2020. On May 18, 2021, UHI concluded a reorganization through a series of transactions (the “Reorganization”) pursuant to which, among other things, UH II acquired a controlling financial interest in UHI on that date. The Reorganization was effectuated by UHI in connection with the transaction with the Group concluded on January 31, 2022. As a result of the Reorganization of UHI: (i) the Group and other existing stockholders of UHI exchanged their shares of the capital stock of UHI for the same number and class of newly issued shares of UH II; (ii) UHI issued common stock to a new investor and then these shares were exchanged for shares in UH II; (iii) the Group held an equity interest in the capital stock of UH II of 35.5% on a fully-diluted basis; and (iv) UH II became a successor company of UHI. In connection with the Reorganization of UHI, and other observable indications that the value of the Group’s net investment in UH II increased significantly during 2021 (including internal and external valuations of the recoverable amount of UH II), in the second half of 2021 the Group’s management assessed whether there was any indication that the impairment loss recognized by the Group in the first quarter of 2020 for its net investment in shares of UHI might no longer exist or might have decreased. As a result, the Group’s management concluded that there had been a change in the estimates used to determine the recoverable amount of the Group’s net investment in UH II since the last impairment loss was recognized, and the carrying amount of such net investment was increased to its recoverable amount. The reversal of the impairment loss amounted to U.S.$199.1 million (Ps.4,161,704) and was recognized in share of income of associates and joint ventures in the Group’s consolidated statement of income for the year ended December 31, 2021 (see Notes 1, 2 (a), 3, 9, 15, 20, 23 and 30).
(2)	OCEN is engaged in the live entertainment business in Mexico, Central America and Colombia. In 2020, the stockholders of OCEN did not receive any dividends. Beginning on May 31, 2020, the Company (i) ceased to classify the investment in OCEN as current assets held for sale; (ii) began to classify its equity interest in OCEN as an investment in associates and joint ventures in its consolidated statement of financial position; (iii) recognized in consolidated retained earnings as of January 1, 2020, its share of income of OCEN, which was discontinued from August 1 through December 31, 2019, in the amount of Ps.147,975; and (iv) began to recognize its share of income or loss of OCEN since January 1, 2020. As of September 30, 2021, the Group classified this non-current investment, which included goodwill of Ps.359,613, as current assets held for sale, and beginning on October 1, 2021, the Group discontinued the use of the equity method to account for the investment in this associate. OCEN was disposed of by the Group in December 2021 (see Notes 3 and 20).
(3)	GTAC was granted a 20-year contract for the lease of a pair of dark fiber wires held by the Mexican Federal Electricity Commission and a concession to operate a public telecommunications network in Mexico with an expiration date in 2030. GTAC is a joint venture in which a subsidiary of the Company, a subsidiary of Grupo de Telecomunicaciones Mexicanas, S.A. de C.V. and a subsidiary of Megacable, S.A. de C.V. have an equal equity participation of 33.3%. In June 2010, a subsidiary of the Company entered into a long-term credit facility agreement to provide financing to GTAC for up to Ps.688,217 , with an annual interest rate of the Mexican Interbank Interest Rate (“Tasa de Interés Interbancaria de Equilibrio” or “TIIE”) plus 200 basis points. Under the terms of this agreement, principal and interest are payable at dates agreed by the parties, between 2013 and 2021. As of December 31, 2021 and 2020, GTAC had used a principal amount of Ps.688,183, under this credit facility. During the year ended December 31, 2021 and 2020, GTAC paid principal and interest to the Group in connection with this credit facility in the aggregate principal amount of Ps.97,342 and Ps.123,390, respectively. Also, a subsidiary of the Company entered into supplementary long-term loans to provide additional financing to GTAC for an aggregate principal amount of Ps.1,077,732, with an annual interest of TIIE plus 200 basis points computed on a monthly basis and payable on an annual basis or at dates agreed by the parties. Under the terms of these supplementary loans, principal amounts can be prepaid at dates agreed by the parties before their maturities between 2023 and 2030. During the years ended December 31, 2021 and 2020, GTAC paid principal and interest to the Group in connection with this credit facility in the aggregate principal amount of Ps.147,413 and Ps.122,656, respectively. The net investment in GTAC as of December 31, 2021 and 2020, included amounts receivable in connection with this long-term credit facility and supplementary loans to GTAC in the aggregate amount of Ps.755,973 and Ps.821,253, respectively. These amounts receivable are in substance a part of the Group’s net investment in this investee (see Note 15).
(4)	The Group accounts for its investment in PDS under the equity method, due to its 50% interest in this joint venture. In September 2017, PDS acquired substantially all of the equity interest in Now New Media, S.A.P.I. de C.V., an online news website in Mexico City, in the aggregate amount of Ps.81,749. As of December 31, 2021 and 2020, the Group’s investment in PDS included intangible assets and goodwill in the aggregate amount of Ps.113,837.

A roll forward of investments in associates and joint ventures for the years ended December 31, 2021 and 2020, is presented as follows:

	2021		2020
At January 1	Ps.	22,813,531	Ps.	9,762,432
Impairment loss in investment in shares of UHI		—		(5,455,356)
Reversal of impairment loss		4,161,704		—
Share of loss of associates and joint ventures, net		(489,827)		(284,312)
Share of other comprehensive income (loss) of associates		245,714		(61,033)
Long-term loans granted to GTAC, net		131,604		132,926
Foreign currency translation adjustments		505,183		1,360,735
GTAC payments of principal and interest		(244,755)		(246,046)
Disposition of OCEN		(503,872)		—
Exercise of warrants for UHI shares		—		17,387,699
Additional share of income of OCEN (see Note 3)		—		147,975
Dividends from PDS		(10,000)		—
Investment in Flyacross (other associate)		43,855		—
Other		51,098		68,511
At December 31	Ps.	26,704,235	Ps.	22,813,531

IFRS summarized financial information of UHI II as of December 31, 2021 and for the year then ended, and UHI as of December 31, 2020, and for the years ended December 31, 2021 and 2020, is set forth below.

IFRS summarized financial information of UH II and UHI as of December 31, 2021 and 2020, respectively (amounts in thousands of U.S. dollars):

	2021		2020
Current assets	U.S.$	2,579,100	U.S.$	1,470,301
Non-current assets		11,729,470		8,249,358
Total assets		14,308,570		9,719,659
Current liabilities		691,600		712,300
Non-current liabilities		10,619,970		8,630,459
Total liabilities		11,311,570		9,342,759
Total net assets	U.S.$	2,997,000	U.S.$	376,900

The table below reconciles the summarized financial information of UH II and UHI to the carrying amount of the Group´s interest in UH II and UHI as of December 31, 2021 and 2020, respectively (amounts in thousands of U.S. dollars):

	2021		2020
Ownership as of December 31		35.5%		35.9%
Group’s share of net assets	U.S.$	1,065,225	U.S.$	135,307
Group’s share of net assets	Ps.	21,840,404	Ps.	2,699,282
Goodwill, purchase price allocation and other adjustments		3,881,135		18,724,898
Carrying amount of the Group´s interest in UH II and UHI	Ps.	25,721,539	Ps.	21,424,180

IFRS summarized financial information of UH II for the year ended December 31, 2021, and UHI for the years ended December 31, 2020 and 2019 (amounts in thousands of U.S. dollars):

	2021		2020		2019
Revenue	U.S.$	2,841,000	U.S.$	2,541,900	U.S.$	2,687,900
Income from continuing operations		587,000		36,400		290,200
Post-tax loss from discontinued operations		—		—		(13,200)
Net income		587,000		36,400		277,000
Other comprehensive income (loss)		32,000		(23,700)		(99,000)
Total comprehensive income		619,000		12,700		178,000
Dividends received from UHI		—		—		—

The table below reconciles the summarized financial information of UH II (formerly, UHI) to the carrying amount of the Group´s interest in UH II (formerly, UHI) for the years ended December 31, 2021, 2020 and 2019 (amounts in thousands of U.S. dollars):

	2021		2020		2019
Net income	U.S.$	208,638	U.S.$	3,635	U.S.$	27,668
Other comprehensive income (loss)		11,374		(2,367)		(9,889)

Net income	Ps.	4,232,441	Ps.	78,133	Ps.	532,896
Other comprehensive income (loss)		232,773		(50,872)		(190,457)
Purchase price allocation and other adjustments:
Net loss adjustments		(4,834,744)		(79,163)		(55,058)
Other comprehensive income or loss adjustments		—		(6,657)		(45,263)
Group’s interest in UHI:
Net (loss) income		(602,303)		(1,030)		477,838
Other comprehensive income (loss)		232,773		(57,529)		(235,720)
Reversal of impairment loss (impairment loss adjustment)		4,161,704		(5,455,356)		—

Combined condensed balance sheet information related to the Group’s share in associates other than UH II (formerly, UHI) as of December 31, 2021 and 2020, including adjustments made by the Group when using the equity method, such as fair value adjustments made at the time of acquisition, is set forth below:

	2021		2020
Current assets	Ps.	196,110	Ps.	923,784
Non-current assets		118,207		967,584
Total assets		314,317		1,891,368
Current liabilities		154,957		1,229,246
Non-current liabilities		23,459		315,260
Total liabilities		178,416		1,544,506
Net assets	Ps.	135,901	Ps.	346,862
Goodwill, purchase price allocation and other adjustments		29,002		323,294
Carrying amount of the Group´s interest in associates	Ps.	164,903	Ps.	670,156

Combined condensed balance sheet information related to the Group’s share in joint ventures as of December 31, 2021 and 2020, including adjustments made by the Group when using the equity method, such as fair value adjustments made at the time of acquisition, is set forth below:

	2021		2020
Current assets	Ps.	159,619	Ps.	151,151
Non-current assets		651,674		541,861
Total assets		811,293		693,012
Current liabilities		75,110		45,320
Non-current liabilities		788,200		860,357
Total liabilities		863,310		905,677
Net assets	Ps.	(52,017)	Ps.	(212,665)
Goodwill, purchase price allocation and other adjustments		113,837		110,607
Long-term loans granted to GTAC, net		755,973		821,253
Carrying amount of the Group´s interest in joint ventures	Ps.	817,793	Ps.	719,195

The Group recognized its share of comprehensive income (loss) of associates and joint ventures other than UHI for the years ended December 31, 2021, 2020 and 2019, as follows:

	2021		2020		2019
Share of income (loss) of associates and joint ventures, net	Ps.	112,476	Ps.	(283,282)	Ps.	103,185
Share of other comprehensive income (loss) of associates and joint ventures:
Foreign currency translation adjustments, net		58		1,757		(2,556)
Other items of comprehensive income (loss), net		12,883		(5,261)		2,117
		12,941		(3,504)		(439)
Share of comprehensive income (loss) of associates and joint ventures	Ps.	125,417	Ps.	(286,786)	Ps.	102,746